Prepayments and Other Assets, Net	6 Months Ended
Mar. 31, 2026
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 6 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets, net consisted of the following:

	March 31, 2026	September 30, 2025
		(Audited)
Prepaid rents	$14,014	$6,068
Prepaid service fee (a)	70,603	76,165
E-commerce business (b)	4,176,707	9,374,020
Advance to employees (c)	25,856	53,463
Security deposits	87,478	94,535
Equity investment disposition consideration receivable	-	21,211
Others (d)	76,510	22,427
Prepayment and other assets, net	$4,451,168	$9,647,889
Including:
Prepayment and other current assets, net	$4,451,168	$9,647,889
Prepayments and other non-current assets, net	$-	$-

(a)	The prepaid service fee represents the prepayment for third-party services, that will be amortized within one year.

(b)	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.

(c)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(d)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.